Exhibit 99.50

This document is proprietary and confidential. No part of this document may be disclosed in any manner to any third party whatsoever without the prior written consent of Selene Diligence,  LLC.

Seller	Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose
[REDACTED]	6000060496	Closed	2021-04-20 22:19	2021-05-10 22:51	Resolved	3 - Material	Credit	Doc Issue	Title issue

Resolved-null - Due Diligence Vendor-05/10/2021
Resolved-Seller provided  recorded termination of notice of commencement. - Due Diligence Vendor-05/10/2021
Rescinded-null - Due Diligence Vendor-05/04/2021
Open-Title commitment reflects a notice of commencement recorded XXXXX.

   Please provide Termination of notice of commencement or Clear final policy.  - Due Diligence Vendor-04/20/2021

												Resolved-Seller provided recorded termination of notice of commencement. - Due Diligence Vendor-05/10/2021	XXXXXXX20260 Termination.pdf XXXXXXX20260 Policy (003).pdf		FL	Primary Residence	Purchase	NA